UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.    Name and Address of issuer:
      The Gateway Trust
      Rookwood Tower
      3805 Edwards Road, Suite 600
       Cincinnati, OH 45209

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.    Investment Company Act File Number: 811-02773
      Securities Act File Number:         2-59895

4(a). Last day of fiscal year for which this form is filed: December 31, 2007

4(b). ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of this issuer's fiscal year).

4(c). ____ Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)      Aggregate sale price of securities
               sold during the fiscal year
               pursuant to section 24(f):                         $1,621,961,788
                                                                  --------------

      (ii)     Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                          $884,725,381
                                                     ------------

      (iii)    Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending no
               earlier than October 11, 1995
               that were not previously used to
               reduce registration fees
               payable to the Commission:            $ 0
                                                     ---

      (iv)     Total available redemption credits
               [add items 5(ii) and 5(iii)]:                      $  884,725,381
                                                                  --------------

      (v)      Net sales - if item 5(i) is greater
               than item 5(iv)
               [subtract item 5(iv) from 5(i)]:                   $  737,236,407
                                                                  --------------

      (vi)     Redemption credits available for
               use in future years  - if
               item 5(i) is less than item 5(iv)
               [subtract item 5(iv) from item 5(i)]: $ 0
                                                     ---

      (vii)    Multiplier for determining registration fee        x     .0000393
                                                                  --------------
      (viii)   Registration fee due (multiply item 5(v) by item 5(ii)
               (enter "0" if not fee is due):                     =  $ 28,973.39
                                                                  --------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.    Interest due - if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year:                                 +     $ 0
                                                                       ---------

8.    Total of the amount of the registration fee due plus any interest
      due [line 5(viii) plus line 7]:                             =   $28,973.39
                                                                  --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:  X   Wire Transfer
                           __  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By    (Signature and Title):                        /s/ J. Patrick Rogers
                                                    ----------------------------
                                                    J. Patrick Rogers, President

Date: March 14, 2008

   *Please print the name and title of the signing officer below the signature